Exhibit 99.2

Ford Credit Auto Lease Trust 2012-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of December 31, 2013

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of December 31, 2013, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of December 31, 2013, leases with a total base residual value of $17,929,235.50 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in January 2014. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of December 31, 2013
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2013-	December
2014-	January	$491,191,543.59	$10,441,568.03	14.33%	$38,336,216.40	7.94%
	February	$449,671,651.43	$9,814,816.71	13.47%	$34,171,238.16	7.07%
	March	$381,805,226.69	$8,681,533.15	11.92%	$61,442,705.44	12.72%
	April	$350,681,650.94	$8,076,953.10	11.09%	$24,964,210.52	5.17%
	May	$316,413,618.57	$7,369,532.96	10.11%	$28,659,573.73	5.93%
	June	$277,989,210.70	$6,541,803.81	8.98%	$33,471,685.07	6.93%
	July	$237,389,179.10	$5,628,451.45	7.73%	$36,367,590.54	7.53%
	August	$197,719,705.28	$4,718,069.51	6.48%	$36,143,428.60	7.48%
	September	$155,080,827.79	$3,730,975.01	5.12%	$39,900,378.05	8.26%
	October	$119,233,755.49	$2,894,538.38	3.97%	$33,730,857.86	6.98%
	November	$85,935,369.46	$2,094,677.13	2.88%	$31,802,147.69	6.58%
	December	$54,922,512.08	$1,354,002.42	1.86%	$30,090,055.35	6.23%
2015-	January	$39,259,663.09	$973,087.94	1.34%	$14,965,331.65	3.10%
	February	$19,660,407.88	$488,788.52	0.67%	$19,307,400.80	4.00%
	March	$414,456.48	$11,974.50	0.02%	$19,332,797.25	4.00%
	April	$217,041.57	$6,875.62	0.01%	$192,953.00	0.04%
	May	$195,071.55	$6,170.10	0.01%	$17,192.00	0.00%
	June	$190,150.61	$6,170.10	0.01%	$0.00	0.00%
	July	$171,205.70	$5,674.26	0.01%	$14,487.00	0.00%
	August	$144,596.14	$5,040.95	0.01%	$22,682.00	0.00%
	September	$111,493.26	$3,986.02	0.01%	$30,061.00	0.01%
	October	$70,959.02	$2,286.32	0.00%	$39,001.10	0.01%
	November	$39,342.31	$1,259.61	0.00%	$30,789.00	0.01%
	December	$0.00	$0.00	0.00%	$39,557.00	0.01%
Total			$72,858,235.60	100.00%	$483,072,339.21	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$555,930,574.81

Ford Credit Auto Lease Trust 2012-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
October 2013	Car	682	81.68%	$(1,770)	(5.72)%	(10.30)%
	CUV	434	71.03%	$2,697	6.82%	13.76%
	SUV	418	77.41%	$374	1.20%	2.20%
	Truck	69	34.50%	$3,356	8.03%	15.28%
	Total/Average	1,603	73.33%	$219	0.65%	1.22%
November 2013	Car	639	86.35%	$(1,844)	(5.75)%	(10.73)%
	CUV	409	73.30%	$2,457	6.16%	12.57%
	SUV	375	83.15%	$358	1.14%	2.10%
	Truck	31	28.44%	$4,163	9.95%	19.14%
	Total/Average	1,454	78.26%	$62	0.18%	0.35%
December 2013	Car	443	81.14%	$(1,844)	(5.88)%	(11.05)%
	CUV	332	70.64%	$2,543	6.34%	12.89%
	SUV	319	82.64%	$514	1.67%	3.10%
	Truck	47	34.56%	$3,778	8.98%	17.15%
	Total/Average	1,141	74.19%	$323	0.95%	1.82%